Summary of main information by class of underlying assets (Details) - Previously Reported [Member] - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
DisclosureLeaseliabilitiesLineItems [Line Items]
Balance at december 31 2021	$ 31,008	$ 31,427
Not later than one year [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Balance at december 31 2021	2,861	5,567
Later than one year and not later than two years [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Balance at december 31 2021	4,686	3,944
Later than two years and not later than three years [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Balance at december 31 2021	3,528	3,027
Later than three years and not later than four years [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Balance at december 31 2021	2,586	2,309
Later than four years and not later than five years [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Balance at december 31 2021	2,062	1,972
Later than five years [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Balance at december 31 2021	$ 15,285	$ 14,608